SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Property and Equipment
Furniture and fixtures	3 to 7 years
Equipment	7 to 10 years
Leasehold Improvements	7 years

Schedule of Income Taxes
	June 30, 2021	December 31, 2020
Deferred Tax Asset	$1,146,650	$908,053
Valuation Allowance	(1,146,650)	(908,053)
Deferred Tax Asset (Net)	$-	$-